Borrowings and financing (Details 5) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 2,686
Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	933
Brazilian Developments Bank B N D E S [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	30
Inter American Development Bank B I D [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	716
International Bank For Reconstruction And Developmenst [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	1,000
Other Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 7